Debt - Summary of Principal Amount, Unamortized Debt Discount and Net Carrying Amount of Liability Component (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Principal amount of debt	$ 791	$ 1,033
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt	1,150
Unamortized debt discount of Cash Convertible Senior Notes	205
Net liability of Cash Convertible Senior Notes	$ 945